Liabilities	12 Months Ended
Dec. 31, 2021
Liabilities
Liabilities
10.	Liabilities

(a)	Flow Through Premium Liability

On July 23, 2019, the Company closed a private placement for 4.7 million flow through common shares for gross proceeds of CAD$1.4 million; of these shares, 3.4 million were issued at a price of CAD$0.30 per share and 1.3 million shares at CAD$0.3125 per share. The fair value of the shares was CAD$0.30 per share, resulting in the recognition of a flow through premium liability of CAD$0.0125 per share for a total of CAD$16,000.

On October 28, 2021, the Company closed a private placement for 10.6 million flow through common shares at CAD$0.50 per share for gross proceeds of CAD$5.3 million. The fair value of the shares was CAD$0.46 per share, resulting in the recognition of a flow through premium liability of CAD$0.04 per share for a total of CAD$425,700.

On December 30, 2021, the Company closed a private placement for 560,000 flow through common shares at CAD$0.50 per share for gross proceeds of CAD$280,000. The fair value of the shares was CAD$0.37 per share, resulting in the recognition of a flow through premium liability of CAD$0.13 per share for a total of CAD$72,800.

Balance, December 31, 2018	$-
Add:
Excess of subscription price over fair value of flow through common shares	12
Less:
Income tax recovery	(3)

Balance, December 31, 2019	9
Less:
Income tax recovery	(9)

Balance, December 31, 2020	-
Add:
Excess of subscription price over fair value of flow through common shares	402
Foreign currency translation adjustment	2
Less:
Income tax recovery	(206)

Balance, December 31, 2021	$198

(b)	Deferred Royalty Liability

The 3% NSR for the Fondaway Canyon project (Note 8(b)(i)) has a buyout provision for an original amount of $600,000. The buyout amount is subject to advance royalty payments of $35,000 per year by July 15th of each year until the full gross total of $600,000 has been paid. The remaining balance was $425,000 at the closing of the Membership Agreement in March 2017. The $425,000 was discounted to a fair value of $183,000 in 2017 using a discount rate of 18%. The liability is being accreted over time as follows:

Balance, December 31, 2019	$158
Add:
Accretion	28
Less:
Advance royalty payment	(35)

Balance, December 31, 2020	151
Add:
Accretion	26
Less:
Advance royalty payment	(35)

Balance, December 31, 2021	$142

Current portion (1)	$35
Long term portion	107
Balance, December 31, 2021	$142

(1)	Pursuant to the option agreement, Getchell will be obligated to pay the annual advance royalty (Note 8(b)(i)). Getchell paid an annual advance royalty of $35,000 in July 2020 and July 2021.
(c)	Lease Liability

The continuity of the lease liability for the year ended December 31, 2021 is as follows:

Balance, December 31, 2019	$75
Add:
Interest	11
Less:
Payments	(35)

Balance, December 31, 2020	51
Add:
Interest	7
Foreign currency translation	1
Less:
Payments	(38)

Balance, December 31, 2021	$21

Current portion	$21
Long term portion	-
Balance, December 31, 2021	$21